Financial Instruments - Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Others [Member] | Exchange rate hedge [Member] | FORWARD
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged item	$ 29,981
Others [Member] | Interest rate hedge [Member] | SWAP
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged item		$ (699,158)
Others [Member] | Interest rate hedge [Member] | FORWARD
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged item	(77,558)
Unsecured Bonds [Member] | Exchange rate hedge [Member] | SWAP
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged item	12,763,777	(9,530,240)
Loans with Related Companies [Member] | Interest rate hedge [Member] | SWAP
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged item	(12,944,129)	(6,991,184)
Bank loans [Member] | Interest rate hedge [Member] | SWAP
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged item	(1,947,377)	277,703
Operational Income [Member] | Exchange rate hedge [Member] | FORWARD
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged item	$ (1,967,328)	$ (51,297,500)